Investment Strategy	Apr. 20, 2026
Janus Henderson Aggressive Equity Linked Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund will pursue its investment objective by providing investors with income distributions. The Fund currently expects to make distributions on a regular basis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-linked securities (“80% policy”). The Fund’s equity and equity-linked securities include equity-linked notes (“ELNs”) and options or swaps that replicate the payout structure of ELNs (together with ELNs, “Equity Linked Instruments”), as well as futures contracts, options, total return swaps (each on equities and equity indices), and common stocks. For purposes of the 80% policy, derivative instruments will be valued at their notional value.

ELNs are structured debt instruments that combine aspects of fixed-income investments with potential returns that are tied to the performance of an underlying reference asset, such as a single equity security, a basket of equity securities, or an index of equity securities. Unlike a bond with a fixed interest rate, an ELN can have a payout at its maturity that is variable, depending on the performance of the underlying reference asset, as described further below. The Fund may invest up to 25% of its net assets in ELNs.

The Fund may hold cash and cash equivalents, including U.S Treasury Bills.

The Fund intends to generate exposure to Equity Linked Instruments via Autocallable Instruments and Stability Instruments (each as defined below).

Autocallable Instruments. The Fund will have continuous investment exposure to multiple autocallable Equity Linked Instruments (“Autocallable Instruments”). Autocallable Instruments are market-linked instruments (i.e., linked to underlying reference assets) that pay regular coupons and return principal at maturity (or sooner, if called early), as long as the reference asset underlying the instrument does not fall below specific levels. Such notes are designed to be called away (redeemed) before their original maturity dates, usually on pre-determined specific dates (autocall dates) if the underlying asset reaches a predetermined level. The Fund may invest in Autocallable Instruments with differing “coupon rates,” “maturity dates,” “coupon barrier levels,” “maturity barrier levels,” “observation dates” (see “Autocallable Instruments Payout Structure” below) and reference assets. Such investing in Autocallable Instruments seeks to help offset the timing risks inherent in having the same observation dates, maturity date or barrier levels as described below. Generally, the Fund expects to invest approximately 50-100% of its assets in Autocallable Instruments, although such allocation may vary from time to time.

Autocallable Instruments Payout Structure. The Autocallable Instruments have unique mechanics and payout structures that impact the potential return the Fund can expect to receive from its investment in such instruments. Autocallable Instruments include direct autocallable ELNs, as well as instruments that seek to replicate the payout structures of autocallable ELNs. An autocallable ELN is a debt obligation issued by counterparties, including large commercial banks, that is linked to the performance of one or more reference assets that automatically matures (i.e. is “auto-called”) if the reference asset is at or above a defined level (typically its initial level) on predetermined observation dates. The Autocallable Instruments in which the Fund seeks to invest will have a reference asset of either an equity index, single equity issuer, or “worst of” equity index baskets as determined by the worst performing index return in the basket of equity indices. The investment results of an Autocallable Instrument depend on the performance of the reference asset(s), with the payouts being in the form of coupon payments rather than capital appreciation related to the reference asset.

The Autocallable Instruments in which the Fund will invest are expected to have the following investment terms:

Investment Term	Investment Function	JELH
“Coupon Payment”

The payment made by the counterparty of the Autocallable Instrument to the Fund, typically expressed as a percentage of the notional exposure of the instrument. Payable on the Observation Date until maturity.

The coupon payment is established via prevailing current market environments and specific parameters. As of April 20, 2026, the anticipated Coupon Payment from the Autocallable Instruments is expected to be approximately 90-day average SOFR[1] + 6-11%, but is subject to change.

“Autocallable Level”	The level of reference asset at which the Autocallable Instrument will be automatically redeemed, if the value of the reference asset exceeds such level on an Observation Date.	It is anticipated that the Autocallable Level will be set at the initial value of the reference asset upon the execution of the instrument.
“Observation Date(s)”	Periodic dates through the life of the Autocallable Instrument on which the value of the reference asset is measured to determine the payout made by the counterparty, if any.	It is anticipated that the Observation Date(s) will occur approximately semi-annually during the term of the Autocallable Instruments.
“Coupon Barrier Level”	Threshold amount of loss of the reference asset which, if exceeded on the Observation Date, a Coupon Payment will not be made.	It is anticipated that the Coupon Barrier Levels for the Autocallable Instruments will be approximately 30% - 90% of the Autocallable Level.

Investment Term	Investment Function	JELH
“Maturity Date”	Date on which the Autocallable Instrument expires or terminates, and amounts are paid out by the parties.

The anticipated term of the Autocallable Instruments held in the portfolio will be approximately 2 years as of April 20, 2026, assuming no prior maturation due to exceeding an Autocallable Level on an Observation Date.

“Maturity Barrier Level”

Threshold amount of loss of the reference asset which, if exceeded on the Maturity Date, determines the payouts made under the Autocallable Instrument. If the Maturity Barrier Level is not exceeded, the Fund will retain the full notional value of its investment. If the Maturity Barrier Level is exceeded, the Fund will experience the percentage of losses experienced by the reference asset over the duration of the Autocallable Instrument.

The Fund seeks to limit downside risk associated with reference assets through the operation of the Maturity Barrier Levels embedded in the Autocallable Instruments.

It is anticipated that the Maturity Barrier Levels for the Autocallable Instruments will be approximately 30% - 90% of the Autocallable Level.

[1] SOFR is the Secured Overnight Financing Rate, which is a benchmark rate for U.S. dollar-denominated derivatives and loans. It reflects the cost of borrowing cash overnight, secured by U.S. Treasury securities, and is published daily by the Federal Reserve Bank of New York.

The performance of an Autocallable Instrument is evaluated at the following times: (1) each Observation Date; and (2) the Maturity Date. Below is a sample payout structure of an Autocallable Instrument:

Evaluation Timing	Reference Asset Value	Payout
	Greater than the Autocallable Level	The Autocallable Instrument is automatically terminated. The Coupon Payment for such date is paid, and the Fund does not participate in any gains of the reference asset.
Observation Date Evaluation	Less than the Autocallable Level, but greater than the Coupon Barrier Level	The Coupon Payment is made, and the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the reference asset.
	Below the Coupon Barrier Level	The Coupon Payment is not made by the counterparty, but the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the reference asset.
Maturity Date Evaluation	Greater than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested. The Fund experiences no gains or losses of the reference asset over the duration of the instrument. The gains experienced by the Fund are the cumulative Coupon Payments received.

Less than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested, minus the entirety of the percentage of losses of the reference asset over the duration of the instrument. The losses experienced are equal to the losses of reference asset, offset by the cumulative Coupon Payments received.

The Fund seeks to “ladder” its Autocallable Instrument exposure. “Laddering” is an investment technique which involves diversifying exposure across multiple contracts with various Maturity and Observation Dates rather than holding a single or multiple contracts with the same terms. If an Autocallable Instrument matures or is called, the Fund will roll that exposure by investing into a new Autocallable Instrument. When rolling exposure, there is no obligation for the Fund to enter into a contract with the same reference asset(s) or barriers as the maturing/called contract. This approach is designed to help mitigate against the timing risks that are inherent when investing in Autocallable Instruments with the same Maturity and Observation Dates. As a result of this approach, the Fund will have continuous exposure to Autocallable Instruments that have varying Maturity Dates, Observation Dates, Maturity Barrier Levels, Coupon Barrier Levels and Autocallable Levels.

Stability Instruments. The Fund will have continuous investment exposure to multiple stability Equity Linked Instruments (“Stability Instruments”). Stability Instruments, which are sometimes referred to as “market default obligations,” cause the holders of the instruments to assume the risk of market declines in excess of a predetermined percentage of the prior day’s close. Thus, the reference to “stability” refers not to the providing of a stable return to holders, but rather the fact that returns occur only in instances in which the markets are relatively stable. “Stability” refers to the underlying reference assets trading within a predetermined range; Stability Instruments do not seek to, and will not, maintain a stable value. The Fund will have investment exposure to Stability Instruments by investing in Stability Instruments with differing “coupon rates,” “maturity dates,” “stability levels” (see “Stability Instruments Payout Structure” below) and reference assets. Such investing in Stability Instruments seeks to mitigate the risks associated with investing in any one such instrument. Generally, the Fund expects to invest approximately 0-50% of its assets in Stability Instruments, although such allocation may vary from time to time.

Stability Instruments Payout Structure. The Stability Instruments have unique mechanics and payout structures that impact the potential return the Fund can expect to receive from an investment in such instruments. The Stability Instruments include direct stability ELNs, as well as instruments that seek to replicate the payout structures of stability ELNs. A stability ELN is a debt obligation issued by counterparties, including large commercial banks, that is designed to provide a return based on the performance of a reference asset relative to the prior trading day, with a focus on stability of the performance of the reference asset. The Stability Instruments in which the Fund seeks to invest will have a reference asset of either an equity index or single equity issuer. A Stability Instrument’s payout structure is based on the stability of the performance of the reference asset as compared to the prior trading day. If the performance of the reference asset stays above a predefined level, known as a stability level, then Stability Instrument provides a coupon payment, and a return of principal at maturity. If the performance of the reference asset falls below the stability level, known as a Stability Disruption Event, the Fund will lose money and the Stability Instrument may be redeemed prior to maturity at a reduced value. A Stability Instrument with a leverage feature will further reduce the principal amount returned and coupon payment based on how much the value of the reference asset has fallen below the Stability Level, thus amplifying potential loss.

The Stability Instruments in which the Fund will invest are expected to have the following investment terms:

Investment Term	Investment Function	JELH
Coupon Payment

Payment made by the counterparty of the Stability Instrument to the Fund, typically expressed as a percentage of the notional exposure of the instrument. Payable on the Maturity Date or more frequently and may be prorated if a Stability Disruption Event occurs.

The coupon payment is established via prevailing current market environments and specific parameters. As of April 20, 2026, the anticipated Coupon Payment from the Stability Instruments will be approximately 90-day average SOFR + 2-3%.

Cash Payment	The variable component of the payout in the form of a return of principal or partial return of principal.	The cash payment is calculated based on the performance of the reference asset and whether a Stability Disruption Event occurs.

Investment Term	Investment Function	JELH
Stability Level	The specific level set which a Stability Disruption Event is triggered, affecting the payout. The stability level is generally a fixed percentage of the reference asset's previous day’s closing value.

The Fund seeks to limit downside risk associated with reference assets through the operation of the Stability Level imbedded in the Stability Instruments.

As of April 20, 2026, it is anticipated that the Stability Level for the Stability Instruments will be approximately 70% - 90% of the value of the reference asset as of the previous day’s closing value.

Leverage Factor

Specifies the multiplier if a Stability Disruption Event occurs, affecting the payout. Any change in the daily performance of a reference asset that triggers a Stability Disruption Event is magnified by the Leverage Factor in calculating the Stability Disruption Event Redemption Amount.

As of April 20, 2026, it is anticipated that the Leverage Factor for the Stability Instruments will be approximately 10.
Stability Disruption Event Redemption Amount	Specifies the adjusted payout if a Stability Disruption Event occurs, calculated using a formula that considers the reference asset’s drop in value.	If a Stability Disruption Event occurs, the Fund would receive the Stability Disruption Event Redemption Amount and the Fund will lose money. See payout structure chart below.
Early Redemption	Allows for the Stability Instrument to be redeemed before the Maturity Date under certain conditions, such as regulatory changes or the occurrence of a Stability Disruption Event as applicable.	As of April 20, 2026, Stability Instruments that all provide for Early Redemption will be approximately 0-50% of the Fund.
Valuation Date(s)

The date the performance of the reference asset, which underlies the Stability Instrument, is assessed to determine whether the value of the reference asset has fallen below the Stability Level, and a Stability Disruption Event occurs.

It is anticipated that the Valuation Dates of a Stability Note will be daily, on the close of each scheduled trading day during the term of the Stability Instrument.
Maturity Date	The date on which the Stability Instrument matures and the final payout is made to the Fund based on the agreed terms.	The anticipated term of the Stability Instruments held in the portfolio will be approximately 1 year as of April 20, 2026.

Below is a sample payout structure of a Stability Instrument:

Scenario	Payout
No Stability Disruption Event Occurs	1. 100% of the Cash Payment (i.e. principal amount) at the Maturity Date. 2. Coupon Payment at specified coupon rate at the Maturity Date and/or designated payment frequency.
Stability Disruption Event Occurs

1. Adjusted Cash Payment as determined by the Stability Disruption Event Redemption Amount. Payable at early redemption date as applicable. The Fund’s loss is equal to the difference between the actual daily move of the value of the reference asset and the Stability Level, multiplied by the Leverage Factor, up to a maximum of 100%.

2. Coupon Payment at specified coupon rate and may be prorated if a Stability Disruption Event occurs. Payable at early redemption date as applicable.

The Fund will seek to replace or “roll” multiple positions with multiple expiration dates of Equity Linked Instruments at the discretion of the Adviser, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment. This approach is designed to help offset the timing risks inherent in the investment of an Equity Linked Instrument with a single Maturity and Observation Date, as applicable. Accordingly, the Fund expects to have continuous exposure to multiple Equity Linked Instruments that have varying terms, as described below, to mitigate the risk associated with any one such instrument.

Because the Fund rolls its Equity Linked Instruments, the Fund’s returns are likely to be different than the returns the Fund would produce through investing in a single Equity Linked Instrument. Upon the termination, maturity, or call of any Equity Linked Instrument, the Fund will roll the proceeds from such investment into a new Equity Linked Instrument. The Equity Linked Instruments in which the Fund will invest are expected to be held to maturity and are redeemable by the Fund and callable by the issuer.

The Fund may also invest in other types of derivatives to obtain short investment exposure to underlying reference assets. If the Fund has obtained short investment exposure to an underlying reference asset whose value increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.

The portfolio managers apply a “bottom up” approach to selecting investments to purchase and sell. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may engage in active and frequent trading of portfolio securities.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities of a single issuer, compared to a fund that is classified as diversified.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-linked securities (“80% policy”).
Janus Henderson Moderate Equity Linked Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund will pursue its investment objective by providing investors with income distributions. The Fund currently expects to make distributions on a regular basis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-linked securities (“80% policy”). The Fund’s equity and equity-linked securities include equity-linked notes (“ELNs”) and options or swaps that replicate the payout structure of ELNs (together with ELNs, “Equity Linked Instruments”), as well as futures contracts, options, total return swaps (each on equities and equity indices), and common stocks. For purposes of the 80% policy, derivative instruments will be valued at their notional value.

ELNs are structured debt instruments that combine aspects of fixed-income investments with potential returns that are tied to the performance of an underlying reference asset, such as a single equity security, a basket of equity securities, or an index of equity securities. Unlike a bond with a fixed interest rate, an ELN can have a payout at its maturity that is variable, depending on the performance of the underlying reference asset, as described further below. The Fund may invest up to 25% of its net assets in ELNs.

The Fund may hold cash and cash equivalents, including U.S Treasury Bills.

The Fund intends to generate exposure to Equity Linked Instruments via Autocallable Instruments and Stability Instruments (each as defined below).

Autocallable Instruments. The Fund will have continuous investment exposure to multiple autocallable Equity Linked Instruments (“Autocallable Instruments”). Autocallable Instruments are market-linked instruments (i.e., linked to underlying reference assets) that pay regular coupons and return principal at maturity (or sooner, if called early), as long as the reference asset underlying the instrument does not fall below specific levels. Such notes are designed to be called away (redeemed) before their original maturity dates, usually on pre-determined specific dates (autocall dates) if the underlying asset reaches a predetermined level. The Fund may invest in Autocallable Instruments with differing “coupon rates,” “maturity dates,” “coupon barrier levels,” “maturity barrier levels,” “observation dates” (see “Autocallable Instruments Payout Structure” below) and reference assets. Such investing in Autocallable Instruments seeks to help offset the timing risks inherent in having the same observation dates, maturity date or barrier levels as described below. Generally, the Fund expects to invest approximately 50-100% of its assets in Autocallable Instruments, although such allocation may vary from time to time.

Autocallable Instruments Payout Structure. The Autocallable Instruments have unique mechanics and payout structures that impact the potential return the Fund can expect to receive from its investment in such instruments. Autocallable Instruments include direct autocallable ELNs, as well as instruments that seek to replicate the payout structures of autocallable ELNs. An autocallable ELN is a debt obligation issued by counterparties, including large commercial banks, that is linked to the performance of one or more reference assets that automatically matures (i.e. is “auto-called”) if the reference asset is at or above a defined level (typically its initial level) on predetermined observation dates. The Autocallable Instruments in which the Fund seeks to invest will have a reference asset of either an equity index, single equity issuer, or “worst of” equity index baskets as determined by the worst performing index return in the basket of equity indices. The investment results of an Autocallable Instrument depend on the performance of the reference asset(s), with the payouts being in the form of coupon payments rather than capital appreciation related to the reference asset.

The Autocallable Instruments in which the Fund will invest are expected to have the following investment terms:

Investment Term	Investment Function	JELM
“Coupon Payment”

The payment made by the counterparty of the Autocallable Instrument to the Fund, typically expressed as a percentage of the notional exposure of the instrument. Payable on the Observation Date until maturity.

The coupon payment is established via prevailing current market environments and specific parameters. As of April 20, 2026, the anticipated Coupon Payment from the Autocallable Instruments is expected to be approximately 90-day average SOFR[1] + 3-5%, but is subject to change.

“Autocallable Level”	The level of reference asset at which the Autocallable Instrument will be automatically redeemed, if the value of the reference asset exceeds such level on an Observation Date.	It is anticipated that the Autocallable Level will be set at the initial value of the reference asset upon the execution of the instrument.
“Observation Date(s)”	Periodic dates through the life of the Autocallable Instrument on which the value of the reference asset is measured to determine the payout made by the counterparty, if any.	It is anticipated that the Observation Date(s) will occur approximately semi-annually during the term of the Autocallable Instruments.
“Coupon Barrier Level”	Threshold amount of loss of the reference asset which, if exceeded on the Observation Date, a Coupon Payment will not be made.	It is anticipated that the Coupon Barrier Levels for the Autocallable Instruments will be approximately 30% - 90% of the Autocallable Level.
“Maturity Date”	Date on which the Autocallable Instrument expires or terminates, and amounts are paid out by the parties.

The anticipated term of the Autocallable Instruments held in the portfolio will be approximately 2 years as of April 20, 2026, assuming no prior maturation due to exceeding an Autocallable Level on an Observation Date.

Investment Term	Investment Function	JELM
“Maturity Barrier Level”

Threshold amount of loss of the reference asset which, if exceeded on the Maturity Date, determines the payouts made under the Autocallable Instrument. If the Maturity Barrier Level is not exceeded, the Fund will retain the full notional value of its investment. If the Maturity Barrier Level is exceeded, the Fund will experience the percentage of losses experienced by the reference asset over the duration of the Autocallable Instrument.

The Fund seeks to limit downside risk associated with reference assets through the operation of the Maturity Barrier Levels embedded in the Autocallable Instruments.

It is anticipated that the Maturity Barrier Levels for the Autocallable Instruments will be approximately 30% - 90% of the Autocallable Level.

[1] SOFR is the Secured Overnight Financing Rate, which is a benchmark rate for U.S. dollar-denominated derivatives and loans. It reflects the cost of borrowing cash overnight, secured by U.S. Treasury securities, and is published daily by the Federal Reserve Bank of New York.

The performance of an Autocallable Instrument is evaluated at the following times: (1) each Observation Date; and (2) the Maturity Date. Below is a sample payout structure of an Autocallable Instrument:

Evaluation Timing	Reference Asset Value	Payout
	Greater than the Autocallable Level	The Autocallable Instrument is automatically terminated. The Coupon Payment for such date is paid, and the Fund does not participate in any gains of the reference asset.
Observation Date Evaluation	Less than the Autocallable Level, but greater than the Coupon Barrier Level	The Coupon Payment is made, and the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the reference asset.
	Below the Coupon Barrier Level	The Coupon Payment is not made by the counterparty, but the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the reference asset.
Maturity Date Evaluation	Greater than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested. The Fund experiences no gains or losses of the reference asset over the duration of the instrument. The gains experienced by the Fund are the cumulative Coupon Payments received.

Less than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested, minus the entirety of the percentage of losses of the reference asset over the duration of the instrument. The losses experienced are equal to the losses of reference asset, offset by the cumulative Coupon Payments received.

The Fund seeks to “ladder” its Autocallable Instrument exposure. “Laddering” is an investment technique which involves diversifying exposure across multiple contracts with various Maturity and Observation Dates rather than holding a single or multiple contracts with the same terms. If an Autocallable Instrument matures or is called, the Fund will roll that exposure by investing into a new Autocallable Instrument. When rolling exposure, there is no obligation for the Fund to enter into a contract with the same reference asset(s) or barriers as the maturing/called contract. This approach is designed to help mitigate against the timing risks that are inherent when investing in Autocallable Instruments with the same Maturity and Observation Dates. As a result of this approach, the Fund will have continuous exposure to Autocallable Instruments that have varying Maturity Dates, Observation Dates, Maturity Barrier Levels, Coupon Barrier Levels and Autocallable Levels.

Stability Instruments. The Fund will have continuous investment exposure to multiple stability Equity Linked Instruments (“Stability Instruments”). Stability Instruments, which are sometimes referred to as “market default obligations,” cause the holders of the instruments to assume the risk of market declines in excess of a predetermined percentage of the prior day’s close. Thus, the reference to “stability” refers not to the providing of a stable return to holders, but rather the fact that returns occur only in instances in which the markets are relatively stable. “Stability” refers to the underlying reference assets trading within a predetermined range; Stability Instruments do not seek to, and will not, maintain a stable value. The Fund will have investment exposure to Stability Instruments by investing in Stability Instruments with differing “coupon rates,” “maturity dates,” “stability levels” (see “Stability Instruments Payout Structure” below) and reference assets. Such investing in Stability Instruments seeks to mitigate the risks associated with investing in any one such instrument. Generally, the Fund expects to invest approximately 0-50% of its assets in Stability Instruments, although such allocation may vary from time to time.

Stability Instruments Payout Structure. The Stability Instruments have unique mechanics and payout structures that impact the potential return the Fund can expect to receive from an investment in such instruments. The Stability Instruments include direct stability ELNs, as well as instruments that seek to replicate the payout structures of stability ELNs. A stability ELN is a debt obligation issued by counterparties, including large commercial banks, that is designed to provide a return based on the performance of a reference asset relative to the prior trading day, with a focus on stability of the performance of the reference asset. The Stability Instruments in which the Fund seeks to invest will have a reference asset of either an equity index or single equity issuer. A Stability Instrument’s payout structure is based on the stability of the performance of the reference asset as compared to the prior trading day. If the performance of the reference asset stays above a predefined level, known as a stability level, then Stability Instrument provides a coupon payment, and a return of principal at maturity. If the performance of the reference asset falls below the stability level, known as a Stability Disruption Event, the Fund will lose money and the Stability Instrument may be redeemed prior to maturity at a reduced value. A Stability Instrument with a leverage feature will further reduce the principal amount returned and coupon payment based on how much the value of the reference asset has fallen below the Stability Level, thus amplifying potential loss.

The Stability Instruments in which the Fund will invest are expected to have the following investment terms:

Investment Term	Investment Function	JELM
Coupon Payment

Payment made by the counterparty of the Stability Instrument to the Fund, typically expressed as a percentage of the notional exposure of the instrument. Payable on the Maturity Date or more frequently and may be prorated if a Stability Disruption Event occurs.

The coupon payment is established via prevailing current market environments and specific parameters. As of April 20, 2026, the anticipated Coupon Payment from the Stability Instruments will be approximately 90-day average SOFR + 2-3%.

Cash Payment	The variable component of the payout in the form of a return of principal or partial return of principal.	The cash payment is calculated based on the performance of the reference asset and whether a Stability Disruption Event occurs.
Stability Level	The specific level set which a Stability Disruption Event is triggered, affecting the payout. The stability level is generally a fixed percentage of the reference asset's previous day’s closing value.

The Fund seeks to limit downside risk associated with reference assets through the operation of the Stability Level imbedded in the Stability Instruments.

As of April 20, 2026, it is anticipated that the Stability Level for the Stability Instruments will be approximately 70% - 90% of the value of the reference asset as of the previous day’s closing value.

Investment Term	Investment Function	JELM
Leverage Factor

Specifies the multiplier if a Stability Disruption Event occurs, affecting the payout. Any change in the daily performance of a reference asset that triggers a Stability Disruption Event is magnified by the Leverage Factor in calculating the Stability Disruption Event Redemption Amount.

As of April 20, 2026, it is anticipated that the Leverage Factor for the Stability Instruments will be approximately 10.
Stability Disruption Event Redemption Amount	Specifies the adjusted payout if a Stability Disruption Event occurs, calculated using a formula that considers the reference asset’s drop in value.	If a Stability Disruption Event occurs, the Fund would receive the Stability Disruption Event Redemption Amount and the Fund will lose money. See payout structure chart below.
Early Redemption	Allows for the Stability Instrument to be redeemed before the Maturity Date under certain conditions, such as regulatory changes or the occurrence of a Stability Disruption Event as applicable.	As of April 20, 2026, Stability Instruments that all provide for Early Redemption will be approximately 0-50% of the Fund.
Valuation Date(s)

The date the performance of the reference asset, which underlies the Stability Instrument, is assessed to determine whether the value of the reference asset has fallen below the Stability Level, and a Stability Disruption Event occurs.

It is anticipated that the Valuation Dates of a Stability Note will be daily, on the close of each scheduled trading day during the term of the Stability Instrument.
Maturity Date	The date on which the Stability Instrument matures and the final payout is made to the Fund based on the agreed terms.	The anticipated term of the Stability Instruments held in the portfolio will be approximately 1 year as of April 20, 2026.

Below is a sample payout structure of a Stability Instrument:

Scenario	Payout
No Stability Disruption Event Occurs	1. 100% of the Cash Payment (i.e. principal amount) at the Maturity Date. 2. Coupon Payment at specified coupon rate at the Maturity Date and/or designated payment frequency.
Stability Disruption Event Occurs

1. Adjusted Cash Payment as determined by the Stability Disruption Event Redemption Amount. Payable at early redemption date as applicable. The Fund’s loss is equal to the difference between the actual daily move of the value of the reference asset and the Stability Level, multiplied by the Leverage Factor, up to a maximum of 100%.

2. Coupon Payment at specified coupon rate and may be prorated if a Stability Disruption Event occurs. Payable at early redemption date as applicable.

The Fund will seek to replace or “roll” multiple positions with multiple expiration dates of Equity Linked Instruments at the discretion of the Adviser, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment. This approach is designed to help offset the timing risks inherent in the investment of an Equity Linked Instrument with a single Maturity and Observation Date, as applicable. Accordingly, the Fund expects to have continuous exposure to multiple Equity Linked Instruments that have varying terms, as described below, to mitigate the risk associated with any one such instrument.

Because the Fund rolls its Equity Linked Instruments, the Fund’s returns are likely to be different than the returns the Fund would produce through investing in a single Equity Linked Instrument. Upon the termination, maturity, or call of any Equity Linked Instrument, the Fund will roll the proceeds from such investment into a new Equity Linked Instrument. The Equity Linked Instruments in which the Fund will invest are expected to be held to maturity and are redeemable by the Fund and callable by the issuer.

The Fund may also invest in other types of derivatives to obtain short investment exposure to underlying reference assets. If the Fund has obtained short investment exposure to an underlying reference asset whose value increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.

The portfolio managers apply a “bottom up” approach to selecting investments to purchase and sell. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may engage in active and frequent trading of portfolio securities.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities of a single issuer, compared to a fund that is classified as diversified.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-linked securities (“80% policy”).